Fair Value Measurement	12 Months Ended
Sep. 30, 2023
Disclosure of fair value measurement [abstract]
Fair Value Measurement
4.
FAIR VALUE MEASUREMENT

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	September 30, 2023 (Successor)	September 30, 2022 (Successor)
Derivative assets			31,708	10,234
Derivative assets not designated as hedging instruments	2	FVtPL	28,795	10,234
Derivative assets designated as hedging instruments	2	FVtOCI	2,913	—
Derivative liabilities	2	FVtPL	6,925	10,125

Changes in fair value of derivative assets and liabilities are recognized within the consolidated statements of profit or loss except for changes in the fair value of derivative financial instruments designated as hedging instruments which are recognized within other comprehensive income. The Company does not carry any other financial instruments at fair value either on a recurring or non-recurring basis. The derivative assets and liabilities are reflected in the statements of financial position within other assets, other current assets and other financial liabilities.

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

	Level	Nominal value	Carrying value	Fair value
September 30, 2023 (Successor)
Term Loan (EUR)	2	375,000	368,701	348,426
Term Loan (USD)	2	781,315	730,855	694,889
Vendor Loan	2	299,560	305,048	235,687
Senior Notes	2	428,500	448,434	373,682

September 30, 2022 (Successor)
Term Loan (EUR)	2	375,000	367,193	294,461
Term Loan (USD)	2	860,854	856,505	719,761
Vendor Loan	2	287,018	292,275	185,783
Senior Notes	2	428,500	449,698	328,816

There were no transfers between levels during any reporting period.